General and Administrative	12 Months Ended
Dec. 31, 2013
General and Administrative [Abstract]
General and Administrative
20.   General and Administrative:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year Ended December 31,
	2011	2012	2013

Salaries	$ 14,957	13,401	$ 13,112
Depreciation	592	580	681
Office Expenses	14,257	15,916	15,934
General and Administrative expenses	$ 29,806	29,897	$ 29,727

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